Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Net revenue:
Dialysis Care Revenue	$ 2,674,893	$ 2,425,092	$ 7,894,374	$ 7,071,971
Valuation Allowances and Reserves, Adjustments	69,503	58,025	206,665	166,991
Net Dialysis care revenue	2,605,390	2,367,067	7,687,709	6,904,980
Dialysis Products Revenue	812,548	816,999	2,406,957	2,400,560
Net revenue	3,417,938	3,184,066	10,094,666	9,305,540
Costs of revenue:
Dialysis Care Cost of Revenue	1,917,303	1,746,242	5,662,376	5,128,039
Dialysis Products Cost of Revenue	388,324	377,550	1,123,596	1,140,334
Cost of revenues	2,305,627	2,123,792	6,785,972	6,268,373
Gross profit	1,112,311	1,060,274	3,308,694	3,037,167
Operating expenses:
Selling, general and administrative	522,177	504,868	1,614,625	1,490,663
Research and development	27,867	27,612	83,327	80,544
Income from equity method investees	(5,317)	(5,940)	(14,672)	(22,402)
Gain on the sale of dialysis clinics	58		34,019
Operating income	567,642	533,734	1,659,433	1,488,362
Other (income) expense:
Interest income	(7,210)	(16,882)	(40,012)	(42,882)
Interest expense	115,175	84,955	351,052	257,124
Investment gain	0		139,600
Income before income taxes	459,677	465,661	1,487,993	1,274,120
Income tax expense	153,036	162,797	462,354	436,057
Net Income	306,641	302,864	1,025,639	838,063
Less: Net income attributable to noncontrolling interests	36,779	23,609	95,942	77,346
Net Income attributable to the Company	$ 269,862	$ 279,255	$ 929,697	$ 760,717
Basic income per Ordinary share	$ 0.88	$ 0.92	$ 3.05	$ 2.51
Fully diluted income per Ordinary share	$ 0.88	$ 0.92	$ 3.03	$ 2.50